Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Beginning balance	2,763,689	1,358,735	1,056,641
Less: allowance for credit loss	(468,971)	(790,389)	(614,658)
Ending balance	2,294,718	568,346	441,983

Schedule of Changes in Allowance for Credit Losses

The following table summarizes the changes in allowance for credit losses:

	June 30, 2025 (Audited)	December 31, 2025 (Unaudited)
	SGD	SGD	USD
Beginning balance	445,516	468,971	364,702
Provision for expected credit losses	23,455	321,418	249,956
Ending balance	468,971	790,389	614,658